LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

10.	LEASES

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the years indicated are as follows:

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2023	425	2,568	2,993
Depreciation charge	(100)	(950)	(1,050)
Foreign currency translation difference	—	24	24
Disposal of PSTT	(325)	(1,296)	(1,621)

As of December 31, 2023	—	346	346

As of January 1, 2024	—	346	346
Depreciation charge	—	(346)	(346)
Foreign currency translation difference	—	—	—

As of December 31, 2024	—	—	—
As of December 31, 2024 (US$)	—	—	—

There was no impairment loss on right-of-use assets for the years ended December 31, 2022, 2023 and 2024.

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the years are as follows:

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2023	322	2,593	2,915
Addition	—	—	—
Accretion of interest recognized during the year	13	86	99
Payments	(60)	(964)	(1,024)
Foreign currency translation difference	—	27	27
Disposal of PSTT	(275)	(1,382)	(1,657)

As of December 31, 2023	—	360	360
Analyzed into:
Current portion	—	360	360
Non-current portion	—	—	—

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2024	—	360	360
Addition	—	—	—
Accretion of interest recognized during the year	—	6	6
Payments	—	(366)	(366)

As of December 31, 2024	—	—	—
Analyzed into:
Current portion	—	—	—
Non-current portion	—	—	—

As of December 31, 2024 (US$)	—	—	—
Current portion (US$)	—	—	—
Non-current portion (US$)	—	—	—

(c)	Lease-related expenses

The amounts recognized in profit or loss in relation to leases are, as follows:

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Depreciation expense of right-of-use assets	1,413	1,050	346	47
Interest on lease liabilities	133	99	6	1
Expense relating to short-term leases	490	323	371	52

Total amounts recognized in profit or loss	2,036	1,472	723	100

(d)	The total cash outflow for leases is disclosed in Note 22(c) to the financial statements.